Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.80%(a)
Pennsylvania–145.97%
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	$10,410	$ 12,511,899
Series 2020 C-78, GO Bonds	4.00%	11/01/2049	2,000	2,388,006
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(b)	0.01%	12/01/2037	2,000	2,000,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,096,293
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2013 A, RB(c)(d)	5.00%	03/01/2023	1,600	1,733,881
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,210,046
Series 2018 A, Ref. RB(e)(f)	5.00%	04/01/2047	7,885	9,541,210
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	0.94%	02/01/2037	2,000	2,003,764
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,678,676
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,663,220
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,215	1,218,422
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB(f)	5.00%	12/01/2045	7,880	9,212,626
Series 2020 B, RB	4.00%	06/01/2050	2,100	2,498,797
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(h)	5.00%	05/01/2042	500	595,333
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	571,706
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	682,124
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,294,065
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,522,776
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2030	1,575	1,683,118
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2031	1,575	1,682,880
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,106,549
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(b)(i)	0.05%	09/01/2027	1,810	1,810,000
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(c)(d)	5.38%	12/01/2021	3,600	3,694,192
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(c)(d)	6.25%	11/15/2021	1,670	1,716,246
Series 2012 B, RB(c)(d)	5.00%	11/15/2022	1,000	1,071,268
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,054,767
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	2,625	2,672,614
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,308,123
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,888,603
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,504,664
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,105,743
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	150	99,113
Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2038	1,450	790,878
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	275	190,296
Series 2020 B, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2034	550	363,413
Series 2020 C, Ref. GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2033	360	249,114
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB(e)(f)	5.00%	06/01/2031	$ 3,500	$ 4,336,704
Series 2018, RB(e)(f)	5.00%	06/01/2032	2,000	2,472,325
Series 2018, RB(e)(f)	5.00%	06/01/2033	2,000	2,462,852
Series 2018, RB(f)	5.00%	06/01/2035	1,500	1,839,055
Series 2018, RB(e)(f)	5.00%	06/01/2035	1,545	1,894,226
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(c)(d)	5.00%	01/01/2025	465	539,703
Series 2015, Ref. RB	5.00%	01/01/2038	4,265	4,725,189
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,318,021
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,344,752
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	911,578
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,000	1,119,425
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,321,505
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,371,286
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	5,087,316
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	537,786
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,771,798
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2035	750	784,811
Series 2013, RB	5.00%	07/01/2045	3,770	3,916,247
Series 2014, RB	5.00%	07/01/2039	750	797,217
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	915,000
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,165,299
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	100	113,950
Series 2021, RB	4.00%	05/01/2041	175	196,565
Series 2021, RB	5.00%	05/01/2047	150	181,462
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,621,559
Series 2019, RB	5.00%	12/01/2049	510	547,337
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,740,571
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB(c)	5.13%	06/01/2021	1,500	1,500,000
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,060	7,225,323
Series 2020, Ref. RB	4.00%	04/01/2050	2,000	2,330,791
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,786,043
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	776,761
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,660,787
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB(c)(d)	5.00%	01/01/2022	2,000	2,056,147
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	4,107,971
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	883,811
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,125,437
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	289,784
Series 2021, Ref. RB	4.00%	03/01/2051	265	288,575
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,780,229
Series 2019, Ref. RB	4.00%	07/01/2049	3,500	4,050,996
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,739,893
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB(c)	5.00%	07/01/2021	4,250	4,266,732
Mechanicsburg Area School District; Series 2020 AA, GO Bonds	4.00%	05/15/2050	2,000	2,315,622
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	$ 1,460	$ 1,612,807
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	5,483,948
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,200,728
Series 2019, Ref. RB	4.00%	09/01/2049	2,500	2,861,478
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB(c)(d)	5.00%	05/15/2022	2,400	2,512,674
Series 2012, Ref. RB(c)(d)	5.00%	05/15/2022	500	523,474
Series 2020 C, RB	4.00%	11/15/2043	200	229,642
Series 2020 C, RB	5.00%	11/15/2045	380	457,939
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,502,291
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	1,750	1,956,366
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,421,192
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(c)(d)	6.63%	12/01/2021	3,905	4,030,828
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,158,448
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,733,288
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,381,848
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,638,494
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	757,033
Series 2012, RB	5.00%	07/01/2036	1,000	1,021,191
Series 2019, Ref. RB	5.00%	11/01/2039	500	556,764
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,043,317
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,150,944
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,714,510
Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds(c)(e)(f)	5.00%	04/01/2023	15,000	16,340,970
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,216,834
Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,459,949
Series 2021, GO Bonds	4.00%	05/15/2033	1,750	2,183,970
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,606,827
Pennsylvania (Commonwealth of) Economic Development Financing Agency (Forum Place); Series 2012, RB(c)(d)	5.00%	03/01/2022	1,750	1,813,762
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(k)	5.00%	11/01/2041	3,830	4,044,469
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,628,697
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB (Acquired 09/18/2020; Cost $316,449)(h)(k)(l)	5.25%	06/01/2026	320	319,539
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(h)(k)	3.25%	08/01/2039	2,600	2,654,926
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(k)	5.50%	11/01/2044	2,365	2,520,589
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(k)	5.00%	12/31/2034	2,760	3,238,508
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(k)	5.00%	12/31/2038	1,640	1,914,891
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	474,944
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,702,261
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University);
Series 2016, Ref. RB	5.00%	05/01/2035	$ 3,590	$ 4,228,972
Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2041	3,000	3,526,979
Series 2020 A, Ref. RB (INS - AGM)(i)	4.00%	05/01/2050	1,750	2,026,246
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,401,878
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,622,132
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(f)	5.00%	08/15/2046	7,800	9,405,983
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,819,840
Series 2019, RB	4.00%	08/15/2049	5,000	5,793,185
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,653,675
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2026	510	630,233
Series 2016 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2030	3,235	3,948,184
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	3,342,052
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	858,720
Series 2009 C, RB (INS - AGM)(i)	6.25%	06/01/2033	5,840	7,365,607
Series 2009 E, RB	6.38%	12/01/2038	720	956,395
Series 2011 B, RB(c)(f)	5.00%	12/01/2041	11,000	11,267,309
Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,000	1,768,902
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,730,649
Series 2017 A, RB(e)(f)	5.50%	12/01/2042	10,000	12,476,702
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,450,347
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,988,491
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,271,407
Series 2019 A, RB (INS - AGM)(i)	4.00%	12/01/2049	1,305	1,525,081
Series 2020 B, RB	5.00%	12/01/2050	2,000	2,554,386
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,693,485
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2051	1,500	1,770,463
Pennsylvania (State of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	4,500	5,283,420
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(k)	5.00%	06/01/2030	140	178,301
Series 2021 A, Tax Exempt RB(k)	2.63%	06/01/2042	1,225	1,228,225
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,898,615
Philadelphia (City of), PA;
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,122,574
Series 2017 A, RB(e)(f)	5.25%	10/01/2052	7,405	9,111,427
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,132,660
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	3,000	3,617,745
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,957,475
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	135,145
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,264,741
Series 2020 A, RB	5.00%	11/01/2045	3,700	4,785,233
Series 2020 A, RB	5.00%	11/01/2050	1,000	1,288,039
Series 2020 C, Ref. RB(k)	4.00%	07/01/2045	1,000	1,155,239
Series 2020 C, Ref. RB(k)	4.00%	07/01/2050	1,000	1,148,728
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,761,710
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	1,122,815
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	525	621,601
Series 2020, RB	5.00%	08/01/2040	620	741,342
Series 2020, RB	5.00%	08/01/2050	1,400	1,642,906
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	$ 1,970	$ 2,265,736
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(f)	5.00%	07/01/2042	6,000	6,745,261
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,620,073
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,677,508
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,009,951
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,315,559
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,165,020
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(c)(d)	6.13%	03/15/2023	1,915	2,116,095
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	1,140	1,176,458
Series 2012, RB	6.25%	04/01/2037	500	516,094
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,629,190
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,595,209
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,677,218
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(c)(d)	6.63%	12/15/2022	1,250	1,372,708
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	1,960	2,106,663
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(i)	5.25%	02/15/2029	1,645	1,651,112
Philadelphia Gas Works Co.; Series 2020 A, RB (INS - AGM)(i)	4.00%	08/01/2045	2,000	2,351,067
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2025	1,965	2,296,650
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,254,067
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2035	1,000	1,002,629
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,376,367
Series 2019 A, RB (INS - AGM)(i)	5.00%	09/01/2044	2,255	2,847,731
Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2045	1,350	1,597,581
Series 2020 B, RB (INS - AGM)(i)	4.00%	09/01/2050	1,250	1,474,273
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,405,356
Southeastern Pennsylvania Transportation Authority; Series 2011, RB(c)(d)	5.00%	06/01/2021	2,480	2,480,000
Susquehanna Area Regional Airport Authority; Series 2012 A, RB(k)	5.00%	01/01/2027	4,415	4,647,425
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(c)(d)	7.00%	08/01/2021	3,000	3,033,450
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,094,839
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	817,260
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	4,088,611
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,643,976
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	1,000	1,162,723
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB(c)(d)	5.00%	08/15/2023	2,000	2,211,827
Series 2013, RB(c)(d)	5.00%	08/15/2023	2,250	2,488,305
				500,892,442
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.32%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		$ 1,265	$ 1,271,574
Series 2005 A, RB(j)	0.00%	05/15/2050		17,475	2,745,398
Series 2005 B, RB(j)	0.00%	05/15/2055		7,700	686,724
Series 2008 A, RB(j)	0.00%	05/15/2057		7,170	478,513
Series 2008 B, RB(j)	0.00%	05/15/2057		28,400	1,486,743
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033		3,000	3,166,176
Series 2012 A, RB	5.75%	07/01/2037		2,500	2,660,758
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030		2,660	2,872,087
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034		450	505,274
Series 2007, Ref. RB (INS - AGM)(i)	5.25%	07/01/2036		2,200	2,399,342
					18,272,589
Guam–2.76%
Guam (Territory of); Series 2011 A, RB(c)	5.25%	01/01/2036		1,700	1,749,176
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046		1,250	1,431,551
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(i)(k)	6.00%	10/01/2034		1,550	1,694,878
Series 2013 C, RB(k)	6.25%	10/01/2034		1,500	1,627,559
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB	5.00%	10/01/2034		1,700	1,787,758
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		1,055	1,166,459
					9,457,381
Virgin Islands–1.75%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		970	924,611
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030		2,230	2,561,290
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,890	1,904,825
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		610	611,378
					6,002,104
Total Municipal Obligations (Cost $497,705,786)					534,624,516
Variable Rate Senior Loan Interests–0.04%(m)(n)
Pennsylvania–0.04%
CarbonLITE P LLC; DIP Term Loan(o)(p)	12.00%	09/05/2021		153	153,085
Total Variable Rate Senior Loan Interests (Cost $153,085)					153,085
TOTAL INVESTMENTS IN SECURITIES(q)–155.84% (Cost $497,858,871)					534,777,601
FLOATING RATE NOTE OBLIGATIONS–(16.36)%
Notes with interest and fee rates ranging from 0.57% to 0.61% at 05/31/2021 and contractual maturities of collateral ranging from 04/01/2028 to 10/01/2052(r)					(56,150,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.08)%					(137,547,530)
OTHER ASSETS LESS LIABILITIES–0.60%					2,073,216
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$343,153,287
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
DIP	– Debtor-in-Possession
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $33,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $8,237,751, which represented 2.40% of the Trust’s Net Assets.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Trust’s Net Assets.
(m)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)	The borrower has filed for protection in federal bankruptcy court.
(q)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.28%

(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $97,106,650 are held by TOB Trusts and serve as collateral for the $56,150,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$534,624,516	$—	$534,624,516
Variable Rate Senior Loan Interests	—	—	153,085	153,085
Total Investments	$—	$534,624,516	$153,085	$534,777,601
Invesco Pennsylvania Value Municipal Income Trust